Reverse Recapitalization and Acquisitions of subsidiaries - Assets and liabilities assumed (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 01, 2026	Oct. 14, 2025	Mar. 14, 2025	Mar. 10, 2025
Disclosure of detailed information about business combination [line items]
Other financial liabilities	¥ (2,347)
Next Finance Tech Co, Ltd.
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				¥ 29
Other financial assets				3
Other assets				2
Property and equipment				2
Crypto asset held (non-current)				21
Other financial assets (non-current)				1
Intangible assets				250
Other financial liabilities				(5)
Deferred tax liabilities				(79)
Total identifiable net assets acquired				¥ 225	¥ 225
Aplo SAS
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			¥ 278
Crypto assets held			199
Customer accounts receivable			19
Other financial assets			150
Other assets			11
Property and equipment			2
Other financial assets (non-current)			17
Intangible assets			2,092
Other financial liabilities			(128)
Other current liabilities			(8)
Other financial liabilities (non-current)			(244)
Deferred tax liabilities			(523)
Total identifiable net assets acquired			¥ 1,865
3iQ Corp
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		¥ 1,544
Customer accounts receivable		194
Other financial assets		124
Other current assets		101
Total current assets		1,963
Property and equipment		25
Crypto asset held (non-current)		9
Other financial assets (non-current)		62
Intangible assets		6,745
Deferred tax assets		53
Total non-current assets		6,894
Total assets		8,856
Other financial liabilities		326
Income taxes payable		34
Other current liabilities		(2)
Total current liabilities		362
Total Liabilities		362
Total identifiable net assets acquired		¥ 8,494